18. SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Disclosure Tables
Supplemental cash flow disclosure
(in thousands)	2016	2015
Supplemental Disclosures of Cash Flow Information:

Interest paid	$8,191	$7,433

Income taxes paid	$6,035	$4,320

Supplemental Schedule of Noncash Investing and Financing Activites:

Change in fair value of securities available-for-sale, net of taxes	$(3,153)	$(797)

Change in fair value of cash flow hedges, net of taxes	$(13)	$(1,231)

Transfer from loans to foreclosed real estate	$—	$3,484